Note 7 - Leases (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Lessee, Operating Lease, Supplemental Cash Flow Information [Table Text Block]
	Year Ended	Year Ended
	December 31,	December 31,
	2022	2021
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$193	$181

Cash received for amounts included in the measurement of sublease assets:
Operating cash flows from operating subleases	120	44

Lease, Cost [Table Text Block]
	December 31,	December 31,
	2022	2021
Weighted-average remaining lease term (in years):
Operating leases	0.8	0.9
Operating subleases	-	0.9
Weighted average discount rate
Operating leases (1)	16.2%	12.2%

Lessee, Operating Lease, Liability, to be Paid, Maturity [Table Text Block]
Operating Leases
2023	$4
Thereafter	-
Total undiscounted lease payments	4
Less: imputed interest	-
Present value of lease liabilities	4
Less: current portion	(4)
Long-term lease obligations	$-